UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Growth Index Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Growth Index Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$38,809,820
Cash	1,621,711
Dividends receivable	35,114
Subscriptions receivable	62,815
Receivable for investments sold	27,119
Variation margin on futures contracts	9,110

Total assets	40,565,689

LIABILITIES:
Due to investment adviser	20,204
Redemptions payable	5,291
Payable for investments purchased	2,970
Variation margin on futures contracts	0

Total liabilities	28,465

NET ASSETS	$40,537,224

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$245,427
Additional paid-in capital	110,431,959
Net unrealized appreciation on investments and futures contracts	2,459,872
Undistributed net investment income	8,145
Accumulated net realized loss on investments and futures contracts	(72,608,179)

NET ASSETS	$40,537,224

NET ASSET VALUE PER OUTSTANDING SHARE	$16.52
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	2,454,270

(1) Cost of investments in securities:	$36,357,733

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$5,454
Dividends	311,173

Total income	316,627

EXPENSES:
Management fees	129,326

NET INVESTMENT INCOME	187,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	737,728
Net realized loss on futures contracts	(8,033)
Change in net unrealized appreciation on investments	(1,380,550)
Change in net unrealized appreciation on futures contracts	13,385

Net realized and unrealized loss on investments and futures contracts	(637,470)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(450,169)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$187,301	$408,995
Net realized gain on investments	737,728	2,031,466
Net realized gain (loss) on futures contracts	(8,033)	81,300
Change in net unrealized appreciation on investments	(1,380,550)	(990,191)
Change in net unrealized appreciation (depreciation) on futures contracts	13,385	(18,328)

Net increase (decrease) in net assets resulting from operations	(450,169)	1,513,242

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(179,156)	(421,364)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	5,735,392	14,621,064
Reinvestment of distributions	179,156	421,364
Redemptions of shares	(8,788,061)	(21,064,286)

Net decrease in net assets resulting from share transactions	(2,873,513)	(6,021,858)

Total decrease in net assets	(3,502,838)	(4,929,980)

NET ASSETS:
Beginning of period	44,040,062	48,970,042

End of period (1)	$40,537,224	$44,040,062
	0	0
OTHER INFORMATION:

SHARES:
Sold	337,364	900,106
Issued in reinvestment of distributions	11,032	25,524
Redeemed	(519,352)	(1,294,050)

Net decrease	(170,956)	(368,420)

(1) Including undistributed net investment income	$8,145	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$16.78		$16.36	$15.65	$12.66	$16.81	$19.41

Income from Investment Operations

Net investment income	0.07		0.16	0.22	0.15	0.07	0.06
Net realized and unrealized gain (loss)	(0.26)		0.42	0.71	2.99	(4.15)	(2.60)

Total Income (Loss) From
Investment Operations	(0.19)		0.58	0.93	3.14	(4.08)	(2.54)

Less Distributions

From net investment income	(0.07)		(0.16)	(0.22)	(0.15)	(0.07)	(0.06)

Net Asset Value, End of Period	$16.52		$16.78	$16.36	$15.65	$12.66	$16.81

Total Return	(1.11%)		3.54%	5.96%	24.85%	(24.08%)	(13.10%)

Net Assets, End of Period ($000)	$40,537		$44,040	$48,970	$51,925	$79,190	$275,992

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	0.87%	*	0.89%	1.34%	0.82%	0.53%	0.32%

Portfolio Turnover Rate	8.86%		40.54%	19.34%	25.37%	23.09%	37.66%

Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized
See notes to financial statements.

Microsoft Word 11.0.5604;MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.25%
2,250 Boeing Co 184,298
2,700 General Dynamics Corp 176,742
800 L-3 Communications Holdings Inc 60,336
1,125 Rockwell Collins Inc 62,854
$484,230

AGRICULTURE --- 0.17%
750 Monsanto Co 63,143
$63,143

AIR FREIGHT --- 1.37%
1,030 FedEx Corp 120,366
4,978 United Parcel Service Inc Class B 409,839
$530,205

AIRLINES --- 0.09%
2,050 Southwest Airlines Co 33,559
$33,559

AUTO PARTS & EQUIPMENT --- 0.04%
1,150 Goodyear Tire & Rubber Co* 12,765
$12,765

BANKS --- 1.48%
7,058 Bank of America Corp 339,490
1,200 Commerce Bancorp Inc 42,804
1,950 Fifth Third Bancorp 72,053
280 M&T Bank Corp 33,018
650 Marshall & Ilsley Corp 29,731
1,100 Synovus Financial Corp 29,458
350 Zions Bancorp 27,279

$573,833

BIOTECHNOLOGY --- 2.26%
7,924 Amgen Inc (1)* 516,883
750 Applera Corp – Applied Biosystems Group 24,263
1,000 Biogen Idec Inc* 46,330
1,050 Genzyme Corp* 64,103
3,050 Gilead Sciences Inc* 180,438
1,650 MedImmune Inc* 44,715
$876,732

BROADCAST/MEDIA --- 0.60%
2,300 CBS Corp 62,215
3,350 Clear Channel Communications Inc 103,683
300 EW Scripps Co 12,942
1,500 Univision Communications Inc Class A* 50,250
$229,090

BUILDING MATERIALS --- 0.15%
669 American Standard Cos Inc 28,948
400 Vulcan Materials Co 31,200
$60,148

CHEMICALS --- 0.40%
1,212 Ecolab Inc 49,183
294 International Flavors & Fragrances Inc 10,361
1,132 Praxair Inc 61,128
450 Sigma-Aldrich Corp 32,688
$153,360

COMMUNICATIONS - EQUIPMENT --- 3.41%
200 ADC Telecommunications Inc* 3,372
1,200 CIENA Corp* 5,772
41,071 Cisco Systems Inc (1)* 802,117
550 Comverse Technology Inc* 10,874
4,050 Corning Inc* 97,970
4,050 JDS Uniphase Corp* 10,247
10,250 Lucent Technologies Inc* 24,805
5,150 Motorola Inc 103,773
6,640 QUALCOMM Inc 266,065
$1,324,995

COMPUTER HARDWARE & SYSTEMS --- 4.35%
2,950 Apple Computer Inc* 168,504

15,294 Dell Inc* 373,327
7,300 EMC Corp* 80,081
10,931 International Business Machines Corp (1) 839,719
693 Lexmark International Group Inc Class A* 38,690
450 NCR Corp* 16,488
2,503 Network Appliance Inc* 88,356
1,050 QLogic Corp 18,102
1,300 Sandisk Corp* 66,274
$1,689,541

COMPUTER SOFTWARE & SERVICES --- 10.30%
3,990 Adobe Systems Inc* 121,136
750 Affiliated Computer Services Inc Class A* 38,708
1,550 Autodesk Inc* 53,413
2,479 Automatic Data Processing Inc 112,423
500 BMC Software Inc* 11,950
1,100 CA Inc 22,605
1,181 Citrix Systems Inc* 47,405
850 Compuware Corp* 5,695
350 Convergys Corp* 6,825
2,052 Electronic Arts Inc* 88,318
5,118 First Data Corp 230,515
1,150 Fiserv Inc* 52,164
1,451 Google Inc (1)* 608,448
1,133 Intuit Inc 68,422
2,150 Juniper Networks Inc* 34,379
59,066 Microsoft Corp (1) 1,376,238
26,187 Oracle Corp* 379,450
240 Parametric Technology Corp* 3,050
2,218 Paychex Inc 86,458
6,960 Symantec Corp* 108,158
1,650 VeriSign Inc* 38,231
8,406 Yahoo! Inc* 277,398
7,754 eBay Inc* 227,115
$3,998,504

CONGLOMERATES --- 3.53%
3,250 3M Co 262,503
33,602 General Electric Co (1) 1,107,522
$1,370,025

CONTAINERS --- 0.09%
642 Ball Corp 23,780
450 Pactiv Corp* 11,138
$34,918

COSMETICS & PERSONAL CARE --- 0.25%
300 Alberto-Culver Co Class B 14,616
1,920 Avon Products Inc 59,520
550 Estee Lauder Cos 21,269
$95,405

DISTRIBUTORS --- 0.35%
4,120 SYSCO Corp 125,907
150 WW Grainger Inc 11,285
$137,192

ELECTRIC COMPANIES --- 0.66%
1,000 Edison International 39,000
2,700 Exelon Corp 153,441
1,080 TXU Corp 64,573
$257,014

ELECTRONIC INSTRUMENTS & EQUIP --- 0.42%
950 Agilent Technologies Inc* 29,982
500 American Power Conversion Corp 9,745
490 Harman International Industries Inc 41,831
1,150 Jabil Circuit Inc 29,440
300 Molex Inc 10,071
500 Rockwell Automation Inc 36,005
200 Tektronix Inc 5,884
$162,958

ELECTRONICS - SEMICONDUCTOR --- 2.87%
1,492 Altera Corp* 26,185
1,542 Analog Devices Inc 49,560
5,050 Applied Materials Inc 82,214
3,075 Broadcom Corp Class A 92,404
1,100 Freescale Semiconductor Inc* 32,340
20,362 Intel Corp 385,860
700 KLA-Tencor Corp 29,099
850 LSI Logic Corp* 7,608
2,027 Linear Technology Corp 67,884
2,111 Maxim Integrated Products Inc 67,784
2,350 NVIDIA Corp 50,032
1,000 National Semiconductor Corp 23,850
350 Novellus Systems Inc* 8,645
568 PMC-Sierra Inc* 5,339
5,200 Texas Instruments Inc 157,508
1,255 Xilinx Inc 28,426

$1,114,738

FINANCIAL SERVICES --- 3.09%
1,000 Ameriprise Financial Inc 44,670
4,050 Countrywide Financial Corp 154,224
3,250 Fannie Mae (nonvtg) 156,325
500 Federated Investors Inc Class B 15,750
640 Franklin Resources Inc 55,558
4,650 Freddie Mac 265,097
1,850 Golden West Financial Corp 137,270
1,400 Janus Capital Group Inc 25,060
930 Legg Mason Inc 92,554
550 MGIC Investment Corp 35,750
1,050 Mellon Financial Corp 36,152
726 Moody's Corp 39,538
550 Northern Trust Corp 30,415
1,250 State Street Corp 72,613
1,000 T Rowe Price Group Inc 37,810
$1,198,786

FOOD & BEVERAGES --- 4.50%
5,155 Anheuser-Busch Co Inc 235,016
356 Brown-Forman Corp 25,436
1,209 Campbell Soup Co 44,866
7,572 Coca-Cola Co 325,747
400 Dean Foods Co* 14,876
2,350 General Mills Inc 121,401
951 HJ Heinz Co 39,200
748 Hershey Co 41,192
1,610 Kellogg Co 77,972
878 McCormick & Co Inc (nonvtg) 29,457
500 Pepsi Bottling Group Inc 16,075
11,080 PepsiCo Inc (1) 665,243
2,642 Sara Lee Corp 42,325
1,482 Wm Wrigley Jr Co 67,224
$1,746,030

GOLD, METALS & MINING --- 0.45%
150 Allegheny Technologies Inc 10,386
500 CONSOL Energy Inc 23,360
611 Freeport-McMoRan Copper & Gold Inc 33,856
2,000 Newmont Mining Corp 105,860
$173,462

HEALTH CARE RELATED --- 3.70%

1,450 Aetna Inc 57,899
1,400 AmericsourceBergen Corp 58,688
470 CIGNA Corp 46,300
2,800 Cardinal Health Inc 180,124
2,950 Caremark Rx Inc 147,117
1,050 Coventry Health Care Inc 57,687
950 Express Scripts Inc Class A* 68,153
1,450 HCA Inc 62,568
1,600 Health Management Associates Inc Class A 31,536
1,100 Humana Inc* 59,070
1,298 IMS Health Inc 34,851
800 Laboratory Corp of America Holdings* 49,784
500 Manor Care Inc 23,455
1,050 Medco Health Solutions Inc* 60,144
900 Patterson Cos Inc* 31,437
1,050 Quest Diagnostics Inc 62,916
9,054 UnitedHealth Group Inc (1) 405,438
$1,437,167

HOMEBUILDING --- 0.35%
800 Centex Corp 40,240
1,800 DR Horton Inc 42,876
250 KB Home 11,463
900 Lennar Corp 39,933
$134,512

HOTELS/MOTELS --- 0.69%
1,800 Carnival Corp 75,132
1,000 Hilton Hotels Corp 28,280
1,000 Marriott International Inc Class A 38,120
1,450 Starwood Hotels & Resorts Worldwide Inc 87,493
$229,025

HOUSEHOLD GOODS --- 4.40%
550 Black & Decker Corp 46,453
1,006 Clorox Co 61,336
3,431 Colgate-Palmolive Co 205,517
950 Fortune Brands Inc 67,460
1,624 Kimberly-Clark Corp 100,201
22,093 Procter & Gamble Co (1) 1,228,371
$1,709,338

INSURANCE RELATED --- 3.00%
2,100 AFLAC Inc 97,335
800 Ambac Financial Group Inc 64,880

10,100 American International Group Inc (1) 596,405
500 Cincinnati Financial Corp 23,505
400 MBIA Inc 23,420
2,050 Marsh & McLennan Cos Inc 55,125
5,270 Progressive Corp 135,492
1,900 Prudential Financial Inc 147,630
350 Torchmark Corp 21,252
$1,165,044

INVESTMENT BANK/BROKERAGE FIRM --- 0.47%
3,450 Charles Schwab Corp 55,131
1,750 E*TRADE Financial Corp* 39,935
1,370 Lehman Brothers Holdings Inc 89,256
$184,322

LEISURE & ENTERTAINMENT --- 1.44%
1,807 Harley-Davidson Inc 99,186
800 Harrah's Entertainment Inc 56,944
2,248 International Game Technology 85,289
15,550 Time Warner Inc 269,015
1,400 Viacom Inc Class B* 50,176
$560,610

MACHINERY --- 0.59%
1,550 Danaher Corp 99,696
1,200 ITT Industries Inc 59,400
1,300 Illinois Tool Works Inc 61,750
350 Pall Corp 9,800
$230,646

MEDICAL PRODUCTS --- 3.22%
150 Bausch & Lomb Inc 7,356
2,855 Baxter International Inc 104,950
1,650 Becton Dickinson & Co 100,865
1,632 Biomet Inc 51,065
8,179 Boston Scientific Corp* 137,734
650 CR Bard Inc 47,619
800 Fisher Scientific International Inc* 58,440
1,000 Hospira Inc* 42,940
8,099 Medtronic Inc (1) 380,005
336 Millipore Corp* 21,165
2,422 St Jude Medical Inc* 78,521
1,942 Stryker Corp 81,778
350 Thermo Electron Corp* 12,684
696 Waters Corp* 30,902

1,622 Zimmer Holdings Inc* 92,000
$1,248,024

OFFICE EQUIPMENT & SUPPLIES --- 0.09%
872 Pitney Bowes Inc 36,014
$36,014

OIL & GAS --- 11.25%
3,080 Anadarko Petroleum Corp 146,885
2,200 Apache Corp 150,150
2,150 BJ Services Co 80,109
1,600 Baker Hughes Inc 130,960
2,750 Chesapeake Energy Corp 83,188
8,500 Chevron Corp (1) 527,510
2,950 Devon Energy Corp 178,210
1,600 EOG Resources 110,944
26,050 Exxon Mobil Corp (1) 1,598,138
1,200 Halliburton Co 89,052
1,070 Hess Corp 56,550
750 Kerr-McGee Corp 52,013
300 Kinder Morgan Inc 29,967
550 Murphy Oil Corp 30,723
2,050 Nabors Industries Ltd 69,270
700 National-Oilwell Inc* 44,324
600 Noble Corp 44,652
1,990 Occidental Petroleum Corp 204,075
350 Rowan Cos Inc 12,457
3,150 Schlumberger Ltd 205,097
950 Transocean Inc* 76,304
4,100 Valero Energy Corp 272,732
1,300 Weatherford International Ltd 64,506
2,433 XTO Energy Inc 107,709
$4,365,525

PERSONAL LOANS --- 2.00%
8,288 American Express Co (1) 441,087
2,200 Capital One Financial Corp 187,990
2,748 SLM Corp 145,424
$774,501

PHARMACEUTICALS --- 11.15%
6,372 Abbott Laboratories 277,883
1,074 Allergan Inc 115,197
700 Barr Laboratories Inc* 33,383
5,515 Bristol-Myers Squibb Co 142,618

7,571 Eli Lilly & Co 418,449
2,191 Forest Laboratories Inc* 84,770
19,938 Johnson & Johnson (1) 1,194,685
1,600 King Pharmaceuticals Inc* 27,200
6,595 Merck & Co Inc 240,256
1,400 Mylan Laboratories Inc 28,000
49,350 Pfizer Inc (1) 1,158,245
9,950 Schering-Plough Corp 189,349
650 Watson Pharmaceuticals Inc* 15,132
9,055 Wyeth (1) 402,133
$4,327,300

POLLUTION CONTROL --- 0.18%
1,900 Waste Management Inc 68,172
$68,172

PRINTING & PUBLISHING --- 0.40%
392 Dow Jones & Co Inc 13,724
900 Gannett Co Inc 50,337
1,396 McGraw-Hill Cos Inc 70,121
138 Meredith Corp 6,837
600 New York Times Co 14,724
$155,743

REAL ESTATE --- 0.45%
240 Boston Properties Inc REIT 21,696
450 Plum Creek Timber Co Inc REIT 15,975
600 ProLogis Trust REIT 31,272
200 Public Storage Inc REIT 15,180
550 Simon Property Group Inc REIT 45,617
450 Vornado Realty Trust REIT 43,898
$173,638

RESTAURANTS --- 1.31%
850 Darden Restaurants Inc 33,490
4,400 McDonald's Corp 147,840
5,138 Starbucks Corp 194,011
750 Wendy's International Inc 43,718
1,805 Yum! Brands Inc 90,737
$509,796

RETAIL --- 8.26%
2,050 Amazon.com Inc* 79,294
406 AutoZone Inc* 35,809
1,866 Bed Bath & Beyond Inc* 61,895

2,689 Best Buy Co Inc 147,465
1,352 Dollar General Corp 18,901
550 Family Dollar Stores Inc 13,437
2,250 Gap Inc 39,150
13,900 Home Depot Inc (1) 497,481
2,250 Kohl's Corp* 133,020
2,600 Kroger Co 56,836
5,207 Lowe's Cos Inc 315,909
1,100 Office Depot Inc* 41,800
852 RadioShack Corp 11,928
740 Sears Holding Corp* 114,582
250 Sherwin-Williams Co 11,870
2,900 Staples Inc 70,528
3,046 TJX Cos Inc 69,632
5,800 Target Corp 283,446
900 Tiffany & Co 29,718
16,814 Wal-Mart Stores Inc (1) 809,930
6,783 Walgreen Co 304,150
940 Whole Foods Market Inc 60,762
$3,207,543

SHOES --- 0.29%
1,400 NIKE Inc Class B 113,400
$113,400

SPECIALIZED SERVICES --- 1.10%
904 Apollo Group Inc* 46,710
6,700 Cendant Corp 109,143
900 Cintas Corp 35,784
805 Equifax Inc 27,644
2,166 H&R Block Inc 51,681
1,050 Interpublic Group of Cos Inc* 8,768
300 Monster Worldwide Inc* 12,798
1,255 Omnicom Group Inc 111,808
571 Robert Half International Inc 23,982
$428,318

TELEPHONE & TELECOMMUNICATIONS --- 0.19%
1,150 ALLTEL Corp 73,405
$73,405

TEXTILES --- 0.26%
2,550 Coach Inc* 76,245
700 Liz Claiborne Inc 25,942
$102,187

TOBACCO --- 1.82%
8,953 Altria Group Inc (1) 657,419
1,060 UST Inc 47,901
$705,320

UTILITIES --- 0.10%
2,200 AES Corp* 40,590
$40,590

TOTAL COMMON STOCK --- 98.69% $38,300,773
(Cost $35,848,686)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

460,000 Federal Home Loan Bank 459,875
4.970%, July 3, 2006

50,000 United States of America (1) 49,172
4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.31% $509,047
(Cost $509,047)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100% $38,809,820
(Cost $36,357,733)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT – Real Estate Investment Trust

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Growth Index Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	$1,627,490	4.19%
Consumer Products & Services	11,048,701	28.46%
Financial Services	4,070,124	10.49%
Health Care Related	7,889,223	20.33%
Industrial Products & Services	739,001	1.90%
Natural Resources	4,602,130	11.86%
Short Term Investments	509,047	1.31%
Technology	7,449,971	19.20%
Transportation	576,529	1.49%
Unit Investment Trust	-	0.00%
Utilities	297,604	0.77%
	$38,809,820	100.00%

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s/Citigroup Growth Index (formerly named the Standard & Poor’s/BARRA Growth Index). The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $3,780,687 and $8,923,517, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $39,980,334. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,964,041 and gross depreciation of securities in which there was an excess of tax cost over value of $5,134,555 resulting in net depreciation of $1,170,514.

5.	FUTURES CONTRACTS
As of June 30, 2006, the Portfolio had 3 open S&P 500 long futures contracts. The contracts expire in September 2006 and the Portfolio has recorded unrealized appreciation of $7,785.
6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $5,872,199, $44,824,586, $12,077,244 and $6,922,790, which expire in the years 2009, 2010, 2011 and 2012, respectively.

7.	SUBSEQUENT EVENT

Effective immediately after the close of the New York Stock Exchange on July 21, 2006, the Portfolio was liquidated. The Agreement and Plan of the Reorganization was approved at a meeting of the shareholders of the Portfolio held on July 19, 2006.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006